Salaries and social contributions (Tables)	12 Months Ended
Dec. 31, 2024
Salaries and social contributions
Schedule of salaries and social contribution
	December 31, 2024	December 31, 2023
Salaries payable	28,292	28,108
Social contribution payable (i)	21,542	25,327
Provision for vacation pay	22,763	22,379
Provision for profit sharing (ii)	29,361	28,592
	101,958	104,406

(i)	Refers to the effect of social contribution over restricted share units' compensation plans issued. The Company records the taxes over the shares on a monthly basis according to the Company’s share price.
(ii)	The provision for profit sharing is based on qualitative and quantitative metrics determined by the Board of Directors.